Employee Compensation	9 Months Ended
Jul. 31, 2019
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Employee Compensation

Note 10: Employee Compensation

Stock Options

We did not grant any stock options during the three months ended July 31, 2019 and 2018. During the nine months ended July 31, 2019, we granted a total of 931,047 stock options (705,398 stock options during the nine months ended July 31, 2018). The weighted-average fair value of options granted during the nine months ended July 31, 2019 was $10.23 per option ($11.30 per option for the nine months ended July 31, 2018).

To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2019	July 31, 2018
Expected dividend yield	5.7%	4.1%
Expected share price volatility	20.0% - 20.1%	17.0% - 17.3%
Risk-free rate of return	2.5%	2.1%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	89.90	100.63

  Changes to the input assumptions can result in different fair value estimates.

Pension and Other Employee Future Benefit Expenses

Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Current service cost	48	52	2	7
Net interest (income) expense on net defined benefit (asset) liability	(5)	(2)	10	11
Administrative expenses	1	1	-	-
Benefits expense	44	51	12	18
Canada and Quebec pension plan expense	23	21	-	-
Defined contribution expense	37	34	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	104	106	12	18

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Current service cost	144	157	7	22
Net interest (income) expense on net defined benefit (asset) liability	(14)	(6)	29	34
Past service income	(5)	-	-	-
Administrative expenses	3	3	-	-
Benefits expense	128	154	36	56
Canada and Quebec pension plan expense	70	65	-	-
Defined contribution expense	127	124	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	325	343	36	56